Long-term Investments - Summary of Long Term Investments (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Summary of Investment Holdings [Line Items]
Beginning balance	¥ 46,084		¥ 23,395	¥ 21,575
Additions	33,414		22,450	2,000
Share of earnings/(loss) of an equity investee	2,660	$ 417	239	(180)
Reclassification
Fair value change	(4,224)
Realized gain/(loss)	265
Exchange adjustments	232
Impairment	(1,610)
Disposal	(3,820)
Ending balance	73,001	$ 11,456	46,084	23,395
Equity investments measured under measurement alternative [Member]
Summary of Investment Holdings [Line Items]
Beginning balance	24,695		14,500	12,500
Additions	12,500		1,000	2,000
Share of earnings/(loss) of an equity investee
Reclassification			9,195
Fair value change
Realized gain/(loss)
Exchange adjustments
Impairment	(1,610)
Disposal	(890)
Ending balance	34,695		24,695	14,500
Equity Method [Member]
Summary of Investment Holdings [Line Items]
Beginning balance	21,389		8,895	9,075
Additions	9,900		21,450
Share of earnings/(loss) of an equity investee	2,660		239	(180)
Reclassification			(9,195)
Fair value change
Realized gain/(loss)
Exchange adjustments
Impairment
Disposal
Ending balance	33,949		21,389	8,895
Investment Accounted For At Fair Value [Member]
Summary of Investment Holdings [Line Items]
Beginning balance
Additions	4,641
Share of earnings/(loss) of an equity investee
Reclassification
Fair value change	(1,339)
Realized gain/(loss)	265
Exchange adjustments	203
Impairment
Disposal	(2,930)
Ending balance	840
Equity Investments Measured Under NAV Practical Expedient [Member]
Summary of Investment Holdings [Line Items]
Beginning balance
Additions	6,373
Share of earnings/(loss) of an equity investee
Reclassification
Fair value change	(2,885)
Realized gain/(loss)
Exchange adjustments	29
Impairment
Disposal
Ending balance	¥ 3,517